Federated Complex Funds

Supplement to Prospectuses

Please be advised that effective January 1, 1998, the below-listed funds will no longer issue share certificates. Accordingly, please delete the section entitled "Certificates and Confirmations" from your prospectus and replace it with the following:

"Account Activity
Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates."



Federated Complex Funds

Automated Government Cash Reserves       Federated Intermediate Income Fund
Automated Treasury Cash Reserves         Federated Intermediated Municipal Trust
                                          Federated International Equity Fund
Federated Adjustable Rate U.S. Government Federated International Equity Fund II
       Fund, Inc.                         Federated International Growth Fund
Federated American Leaders Fund II Federated International High Income Fund Federated American Leaders Fund, Inc. Federated International Income Fund Federated Asia Pacific Growth Fund Federated International Small Company Fund Federated Bond Index Fund Federated Latin American Growth Fund Federated Emerging Markets Fund Federated Limited Term Fund Federated Equity Income Fund II Federated Limited Term Municipal Fund Federated Equity Income Fund, Inc. Federated Managed Aggresive Growth Fund Federated European Growth Fund Federated Managed Growth and Income Fund Federated Fund for U.S. Government Securities IIFederated Managed Growth Fund Federated Fund for U.S. Government Securities, Inc.Federated Managed Income Fund Federated GNMA Trust Federated Master Trust Federated Government Income Securities, Inc.Federated Municipal Securities Fund, Inc. Federated Growth Strategies Fund II Federated Pennsylvania Intermediate Federated High Income Bond Fund II Municipal Trust Federated High Income Bond Fund, Inc. Federated Prime Money Fund II Federated High Yield Trust Federated Short-Term Income Trust Federated Income Trust Federated Short-Term Municipal Trust
                            Federated Short-Term U.S. Government Trust
                            Federated Strategic Income Fund


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Federated Tax-Free Trust                  Municipal Cash Series
Federated U.S. Government Securities Fund:      Municipal Cash Series II
       1-3 Years                          Municipal Obligations Fund
Federated U.S. Government Securities Fund:      Prime Cash Obligations Fund
       2-5 Years                          Prime Cash Series
Federated U.S. Government Securities Fund:      Prime Value Obligations Fund
       5-10 Years                         Tax-Free Instruments Trust
Federated Utility Fund II                 Treasury Cash Series
Federated Utility Fund, Inc.              Treasury Cash Series II
Federated World Utility Fund
Government Cash Series                    Trust for Govenrment Cash Reserves
Liberty U.S. Government Money Market Trust Trust for Short-Term U.S. Government
Liquid Cash Trust                          Securities
Money Market Management, Inc.             U.S. Treasury Cash Reserves
                                 January 1, 1998





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     017797 (1/98)
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